Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total	$ 3,759	$ 1,702
Less: Accumulated depreciation and amortization	(1,761)	(1,339)
Property and equipment, net	1,998	363
Depreciation and amortization expenses	422	125	$ 86
Computers and equipment
Property and equipment, net
Total	2,232	1,518
Leasehold improvement
Property and equipment, net
Total	1,333	65
Furniture and fixtures
Property and equipment, net
Total	$ 194	$ 119